SUPPLEMENT DATED MARCH 11, 2026
To the Index Advantage+ Select IncomeTM Annuity Contract Statutory Prospectus
Dated December 15, 2025

ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
This supplement updates certain information contained in the statutory prospectus and should be attached to that prospectus and retained for future reference.

The following revises the Material Contract Variations by State and Issue Date appendix:

For Contracts issued in Maryland, the Income Multiplier Benefit is available.

PRO-004-0326
(IASI-003)